Note 17 - Other Income	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other income [text block]	Note 17: Other income
	Years ended December 31
	2024	2023	2022
Excess fuel resold	$566	$-	$-
Flow-through investors liability reversal	-	-	91
Total transactions for the year	$566	$-	$91